Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 2,780,517	$ 1,469,224
Accounts receivable, less allowance for doubtful accounts $220,733 (2023 - $106,839) (Note 3)	5,181,211	6,261,305
Prepaid expenses (Note 4)	65,404	102,895
Total Current Assets	8,027,132	7,833,424
Equipment (Note 5)	25,803	29,234
Goodwill (Note 7)	3,301,439	3,301,439
Intangible assets (Note 6)	368,884	601,719
Long term cash equivalent	7,553	23,847
Operating lease right-of-use assets (Note 13)		6,781
Security deposit	3,422	10,636
Total Assets	11,734,233	11,807,080
Current liabilities:
Accounts payable	2,779,710	3,834,082
Accrued liabilities	961,653	691,239
Operating lease liabilities – current portion (Note 13)		7,605
Total Current Liabilities	3,807,544	4,612,778
Total Liabilities	3,807,544	4,612,778
Commitments (Note 11)
Stockholders’ Equity (Note 9):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2023 - 131,304,499)	51,546,940	51,167,693
Accumulated deficit	(43,644,831)	(43,997,971)
Accumulated other comprehensive income:
Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	7,926,689	7,194,302
Total Liabilities and Stockholders’ Equity	11,734,233	11,807,080
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 14)	$ 66,181	$ 79,852